Condensed Statements of Cash Flows - USD ($)	3 Months Ended		6 Months Ended	9 Months Ended			12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (3,692,618)	$ (1,879,906)		$ (9,445,325)		$ (6,115,048)	$ (8,084,161)	$ (12,683,166)
Adjustments to reconcile net loss to net cash used in operating activities
Deferred offering costs paid
Stock-based compensation Warrants								153,324
Stock-based compensation Options				3,131,708		3,319,916	4,141,736	3,677,453
Amortization of debt discount	3,024	86,879		39,492		251,940	317,833	288,366
Gain on forgiveness of PPP Loan		(213,481)				(213,481)	(213,481)
Change in fair value of derivative liability	228,100	(246,507)		420,600		(215,900)	(228,100)	333,658
Depreciation of fixed assets				7,800		7,800	10,400	10,400
Changes in operating assets and liabilities:
Prepaid expenses and other current assets				(57,366)		(238,133)	(318,761)	823,859
Security deposit				(1)		11,666	11,665	23,328
Vendor deposits				160,000		(40,000)	10,000	229,000
Accounts payable				3,448,439		(680,762)	(311,862)	(601,474)
Accrued expenses and other current liabilities				1,216,322		(547,893)	(411,358)	2,635,419
Net cash used in operating activities				(1,078,331)		(4,459,895)	(5,076,089)	(5,109,833)
Cash flows from financing activities:
Sales of units in private offering				1,415,720				3,000,000
Payment of equity issuance costs				(63,219)
Proceeds from issuance of convertible notes payable						5,230,000	5,230,000	1,473,000
Payment of debt issuance costs								(141,735)
Issuance of put option								331
Proceeds from exercise of stock option								15,000
Proceeds from issuance of note payable – related party								213,481
Net cash provided by financing activities				1,352,501		5,230,000	5,230,000	4,560,077
Net change in cash				274,170		770,105	153,911	(549,756)
Cash at beginning of period				328,581		174,670	174,670	724,426
Cash at end of period	602,751	944,775	$ 944,775	602,751	$ 328,581	944,775	328,581	174,670
Non-cash financing activities:
Conversion of convertible notes payable and accrued interest into preferred stock				5,658,888
Accounts payable for deferred offering costs				1,506,211		25,000
Gain on forgiveness of PPP Loan							213,481
Bifurcated embedded redemption feature recorded as debt discount								211,559
Acceptance of notes receivable								351,579
Investor deposits exchanged for convertible notes payable								$ 322,500
Larkspur Health Acquisition Corp [Member]
Cash flows from operating activities:
Net loss	(679,087)	(174)	(2,069)	(1,792,732)	(240,700)
Adjustments to reconcile net loss to net cash used in operating activities
Interest income earned on Trust assets				(463,636)
Deferred offering costs paid
Change in fair value of derivative liability				76,588	5,433
Changes in operating assets and liabilities:
Prepaid expenses				193,238	(464,968)
Derivative liability				(76,588)	76,588
Accrued expenses				1,424,893	200,247
Accrued formation costs			1,812
Net cash used in operating activities			(257)	(714,825)	(428,833)
Cash flows from investing activities:
Cash deposited into Trust account				(2,698,306)	(75,750,000)
Net cash used in investing activities				(2,698,306)	(75,750,000)
Cash flows from financing activities:
Sales of units in private offering					3,176,000
Sales of units in public offering				2,698,306	75,000,000
Advance from related party			9,410
Deferred offering costs paid			(63,798)
Payment of offering costs					(1,093,778)
Proceeds from issuance of Class B common stock			22,063		25,000
Proceeds from issuance of note payable – related party			719,084
Net cash provided by financing activities			686,759	2,698,306	77,107,222
Net change in cash			686,502	(714,825)	928,389
Cash at beginning of period				928,389
Cash at end of period	$ 213,564	$ 686,502	686,502	213,564	928,389	$ 686,502	$ 928,389
Non-cash financing activities:
Private placement units proceeds in excess of fair value					746,360
Business combination fee payable					3,375,000
Deferred offering costs included in accrued offering costs			338,609
Initial classification of potentially redeemable Class A common stock				2,698,306	$ 75,750,000
Remeasurement of redeemable Class A Common Stock to redemption value				107,727
Class B common stock issued for subscription receivables			$ 2,937